					Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jan-2010 to Jun-2010
		Payment Date:	07/01/2010

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 01/10 Collection Period				11,429,339.24
	ii.	Remittances for the 02/10 Collection Period				14,614,961.41
	iii.	Remittances for the 03/10 Collection Period				15,882,166.97
	iv.	Remittances for the 04/10 Collection Period				12,628,761.15
	v.	Remittances for the 05/10 Collection Period				11,001,308.33
	vi.	Remittances for the 06/10 Collection Period (1)				14,851,321.42
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			5,333.12
		ix.	Investment Earnings on Excess Funds Subaccount			4,676.93
		x.	Investment Earnings on General Subaccount			31,488.24
	xi.	General Subaccount Balance (sum of i through x above)				80,449,356.81

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				9,779,074.71
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				98,926,931.52

	(1) June remittances does not include the previous year's true-up, which will be settled on July 23, 2010.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				0.00
	ii.	Class A-2 Outstanding Amount				320,241,665.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				1,501,941,665.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				1,501,941,665.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
	Series 2006-1 Principal					Due
	i.	Class A-1				0.00
	ii.	Class A-2				37,241,402.00
	iii.	Class A-3				0.00
	iv.	Class A-4				0.00
	v.	Class A-5				0.00
	vi.	For all Series 2006-1 Notes				37,241,402.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
	Series 2006-1 Interest		Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	0.00	0.00
	viii.	Class A-2	4.98%	180	320,241,665.00	7,974,017.46
	ix.	Class A-3	5.09%	180	250,000,000.00	6,362,500.00
	x.	Class A-4	5.17%	180	437,000,000.00	11,296,450.00
	xi.	Class A-5	5.31%	180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes				38,758,100.51

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses				0.00
	ii.	Servicing Fee				434,925.00
	iii.	Administration Fee				50,000.00
	iv.	Operating Expenses				30,413.59
	v.	Semi-Annual Interest (including any past-due for prior periods)				38,758,100.51
					Per $1000 of Original
	Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Interest Payment		0.00	$0
	2.	Class A-2 Interest Payment		7,974,017.46	$24.9000
	3.	Class A-3 Interest Payment		6,362,500.00	$25.4500
	4.	Class A-4 Interest Payment		11,296,450.00	$25.8500
	5.	Class A-5 Interest Payment		13,125,133.05	$26.5315
				38,758,100.51
		{Add Other Series as applicable}

	vi.	Principal Due and Payable as a Result of Event of Default or on Final				0.00
		Maturity Date
					Per $1000 of Original
	Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Principal Payment		0.00	$0
	2.	Class A-2 Principal Payment		0.00	$0.0000
	3.	Class A-3 Principal Payment		0.00	$0.0000
	4.	Class A-4 Principal Payment		0.00	$0.0000
	5.	Class A-5 Principal Payment		0.00	$0.0000
				0.00
		{Add Other Series as Applicable}

	vii.	Semi-Annual Principal				37,241,402.00
					Per $1000 of Original
	Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Principal Payment		0.00	$0
	2.	Class A-2 Principal Payment		37,241,402.00	$116.2916
	3.	Class A-3 Principal Payment		0.00	$0.0000
	4.	Class A-4 Principal Payment		0.00	$0.0000
	5.	Class A-5 Principal Payment		0.00	$0.0000
				37,241,402.00
		{Add Other Series as Applicable}

	viii.	Funding of Capital Subaccount (to required level)				8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer				5,333.12
	x.	Deposit to Excess Funds Subaccount				13,708,257.30
	xi.	Released to Note Issuer upon Retirement of all Notes				0.00
	xii.	Aggregate Remittances as of Current Payment Date				98,926,931.52

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

	Series 2006-1

	i.	Class A-1 Outstanding Amount				0.00
	ii.	Class A-2 Outstanding Amount				283,000,263.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				1,464,700,263.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				1,464,700,263.00

	viii.	Excess Funds Subaccount Balance				13,708,257.30
	x.	Capital Subaccount Balance				8,698,500.00
	xi.	Aggregate Collection Account Balance				22,406,757.30

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount				9,783,751.64
	iii.	Capital Subaccount				8,703,833.12
	iv.	Total Withdrawals				18,487,584.76

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:					0.00

	i.	Semi-annual Interest

	Series 2006-1

	1.	Class A-1 Interest Payment				0.00
	2.	Class A-2 Interest Payment				0.00
	3.	Class A-3 Interest Payment				0.00
	4.	Class A-4 Interest Payment				0.00
	5.	Class A-5 Interest Payment				0.00
						0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal				0.00

	Series 2006-1

	1.	Class A-1 Principal Payment				0.00
	2.	Class A-2 Principal Payment				0.00
	3.	Class A-3 Principal Payment				0.00
	4.	Class A-4 Principal Payment				0.00
	5.	Class A-5 Principal Payment				0.00
						0.00

		{Add Other Series as Applicable}

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount				0.00
						0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 30th day of June, 2010

AEP TEXAS CENTRAL COMPANY, as Servicer

by: /s/Charles Zebula
name: Charles Zebula
title: Treasurer